Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

	At
	30 Jun	31 Dec
	2022	2021
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	3,942	11,054
– performance and other guarantees	15,559	15,833
– other contingent liabilities	377	367
At the end of the period	19,878	27,254
Commitments:[1]
– documentary credits and short-term trade-related transactions	2,429	1,928
– forward asset purchases and forward deposits placed	42,732	30,005
– standby facilities, credit lines and other commitments to lend	91,764	87,543
At the end of the period	136,925	119,476
1    Includes £134,227m of commitments (2021: £115,695m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.